 Vanguard Small-Cap Growth Index Fund

Schedule of Investments (unaudited)
As of March 31, 2019

			Market
			Value
		Shares	($000)
Common Stocks (99.9%)1
Basic Materials (1.9%)
	Royal Gold Inc.	961,999	87,475
	Versum Materials Inc.	1,606,881	80,842
*	Ingevity Corp.	611,062	64,534
	NewMarket Corp.	131,353	56,949
	Balchem Corp.	473,449	43,936
*	Element Solutions Inc.	3,810,050	38,481
*	Univar Inc.	993,184	22,009
	US Silica Holdings Inc.	1,073,592	18,638
*	Ferro Corp.	606,199	11,475
*	PQ Group Holdings Inc.	604,479	9,170
	American Vanguard Corp.	395,827	6,816
*	Coeur Mining Inc.	1,343,525	5,482
			445,807
Consumer Goods (5.5%)
*	Middleby Corp.	821,859	106,866
*	Post Holdings Inc.	929,815	101,722
	Pool Corp.	563,456	92,953
	Gentex Corp.	3,860,558	79,836
*	Zynga Inc. Class A	12,276,647	65,435
	Brunswick Corp.	1,287,287	64,789
	Carter's Inc.	639,952	64,501
*	Skechers U.S.A. Inc. Class A	1,877,877	63,115
*,^	iRobot Corp	387,716	45,630
*	Tempur Sealy International Inc.	680,101	39,221
	Steven Madden Ltd.	1,156,161	39,125
*	Fox Factory Holding Corp.	529,817	37,029
*	Boston Beer Co. Inc. Class A	121,707	35,871
	J&J Snack Foods Corp.	220,603	35,041
	Toll Brothers Inc.	963,953	34,895
^	WD-40 Co.	202,970	34,391
*	Dorman Products Inc.	388,146	34,192
*	Welbilt Inc.	1,853,406	30,359
	LCI Industries	351,773	27,023
	Lancaster Colony Corp.	141,368	22,151
*	Crocs Inc.	833,869	21,472
	Columbia Sportswear Co.	200,493	20,887
*	Sleep Number Corp.	430,621	20,239
	Coca-Cola Consolidated Inc.	68,122	19,608
*	Fitbit Inc. Class A	3,189,796	18,884
*	Gentherm Inc.	496,997	18,319
	Vector Group Ltd.	1,655,823	17,866
*	USANA Health Sciences Inc.	211,220	17,715
	Interface Inc. Class A	873,592	13,383
	Callaway Golf Co.	690,196	10,995
	Medifast Inc.	83,153	10,606
	National Beverage Corp.	169,683	9,796
	Inter Parfums Inc.	126,378	9,588

*	American Woodmark Corp.	114,014	9,421
	Oxford Industries Inc.	117,204	8,821
*	Cavco Industries Inc.	64,032	7,526
*,^	YETI Holdings Inc.	247,366	7,483
*,^	Sonos Inc.	591,822	6,090
*,^	GoPro Inc. Class A	848,573	5,516
	Phibro Animal Health Corp. Class A	152,426	5,030
*,^	Revlon Inc. Class A	119,839	2,322
*	Arlo Technologies Inc.	545,198	2,252
*,^	elf Beauty Inc.	194,946	2,066
*	Wayfair Inc.	129	19
*	Meritage Homes Corp.	82	4
			1,320,053
Consumer Services (12.5%)
*	Burlington Stores Inc.	992,123	155,446
*	Etsy Inc.	1,684,256	113,216
*	Bright Horizons Family Solutions Inc.	854,600	108,628
*	Five Below Inc.	821,001	102,009
*	Trade Desk Inc. Class A	506,925	100,346
*	Liberty Media Corp-Liberty Formula One	2,840,313	99,553
	Dunkin' Brands Group Inc.	1,215,798	91,306
*	Planet Fitness Inc. Class A	1,298,855	89,257
*	Grand Canyon Education Inc.	710,585	81,369
*	Madison Square Garden Co. Class A	269,098	78,881
	Cable One Inc.	75,623	74,215
*,^ Caesars Entertainment Corp.		8,359,515	72,644
	Casey's General Stores Inc.	539,420	69,461
	Nexstar Media Group Inc. Class A	636,275	68,953
*	Ollie's Bargain Outlet Holdings Inc.	784,883	66,974
	Vail Resorts Inc.	296,257	64,377
	Texas Roadhouse Inc. Class A	1,001,982	62,313
*	Chegg Inc.	1,611,150	61,417
	Marriott Vacations Worldwide Corp.	656,199	61,355
*	Roku Inc.	907,105	58,517
	World Wrestling Entertainment Inc. Class A	654,430	56,791
	Dolby Laboratories Inc. Class A	898,089	56,553
	Six Flags Entertainment Corp.	1,049,428	51,789
*	ServiceMaster Global Holdings Inc.	996,243	46,525
*	GrubHub Inc.	665,961	46,264
	Churchill Downs Inc.	508,142	45,865
*	Hilton Grand Vacations Inc.	1,423,212	43,906
	Sabre Corp.	2,021,880	43,248
*	Floor & Decor Holdings Inc. Class A	1,006,396	41,484
*	Yelp Inc. Class A	1,158,937	39,983
	Monro Inc.	461,731	39,949
*	Eldorado Resorts Inc.	852,235	39,791
	Choice Hotels International Inc.	493,142	38,337
*	Sprouts Farmers Market Inc.	1,731,599	37,299
*	Cargurus Inc.	918,381	36,790
	Morningstar Inc.	281,877	35,514
*	Liberty Expedia Holdings Inc. Class A	800,146	34,246
*	Belmond Ltd. Class A	1,362,093	33,957
	Wingstop Inc.	430,151	32,704
	Boyd Gaming Corp.	1,153,379	31,556
*	National Vision Holdings Inc.	963,014	30,268
	Jack in the Box Inc.	360,043	29,185
*,^	RH	280,368	28,864

	Dave & Buster's Entertainment Inc.	567,497	28,301
	Red Rock Resorts Inc. Class A	1,022,874	26,441
	Allegiant Travel Co. Class A	189,850	24,580
	PriceSmart Inc.	402,966	23,727
*	Shake Shack Inc. Class A	388,124	22,958
*	Sotheby's	578,668	21,845
*	frontdoor Inc.	621,223	21,382
*	Stamps.com Inc.	252,538	20,559
*	Shutterfly Inc.	494,084	20,080
*	ANGI Homeservices Inc. Class A	1,118,388	17,268
*,^	Stitch Fix Inc. Class A	585,549	16,530
*	Scientific Games Corp.	807,778	16,495
	EW Scripps Co. Class A	756,580	15,888
*,^	Carvana Co. Class A	256,445	14,889
	BJ's Restaurants Inc.	312,122	14,757
*	Weight Watchers International Inc.	684,420	13,791
*	At Home Group Inc.	700,101	12,504
*	Liberty Media Corp-Liberty Formula One Class A	357,803	12,180
*	Groupon Inc. Class A	3,350,568	11,895
*	Quotient Technology Inc.	1,117,781	11,032
*	SeaWorld Entertainment Inc.	383,632	9,882
^	Papa John's International Inc.	151,149	8,003
*	TrueCar Inc.	1,155,226	7,671
*	Herc Holdings Inc.	179,956	7,015
*,^	Upwork Inc.	236,884	4,534
*,^	Lumber Liquidators Holdings Inc.	426,430	4,307
*	Live Nation Entertainment Inc.	298	19
*	Diplomat Pharmacy Inc.	122	1
			3,009,639
Financials (16.8%)
	Sun Communities Inc.	1,207,971	143,169
	MarketAxess Holdings Inc.	567,132	139,560
	Equity LifeStyle Properties Inc.	1,191,330	136,169
	VICI Properties Inc.	5,294,249	115,838
	Kilroy Realty Corp.	1,487,101	112,960
	Medical Properties Trust Inc.	5,467,622	101,206
	Lamar Advertising Co. Class A	1,252,890	99,304
	Douglas Emmett Inc.	2,384,236	96,371
	American Campus Communities Inc.	2,019,080	96,068
	Signature Bank	746,709	95,631
	STORE Capital Corp.	2,824,147	94,609
	CubeSmart	2,745,121	87,954
	Healthcare Trust of America Inc. Class A	3,023,243	86,434
	American Homes 4 Rent Class A	3,706,291	84,207
	CyrusOne Inc.	1,591,023	83,433
*	Credit Acceptance Corp.	179,792	81,253
*	GCI Liberty Inc. Class A	1,444,246	80,314
	Hudson Pacific Properties Inc.	2,276,097	78,343
	Life Storage Inc.	687,548	66,878
*	Howard Hughes Corp.	604,906	66,540
	Americold Realty Trust	2,084,103	63,586
*,^	Zillow Group Inc.	1,735,232	60,282
	Pebblebrook Hotel Trust	1,921,949	59,696
*	Essent Group Ltd.	1,371,458	59,590
	Pinnacle Financial Partners Inc.	1,089,334	59,587
	Healthcare Realty Trust Inc.	1,841,808	59,140
	CoreSite Realty Corp.	539,297	57,716

*	Western Alliance Bancorp	1,397,849	57,368
	Omega Healthcare Investors Inc.	1,493,484	56,976
	Ryman Hospitality Properties Inc.	678,730	55,819
	FirstCash Inc.	607,691	52,565
	Rexford Industrial Realty Inc.	1,430,097	51,212
	Bank OZK	1,762,098	51,066
	Physicians Realty Trust	2,679,899	50,409
	Spirit Realty Capital Inc.	1,263,489	50,198
	STAG Industrial Inc.	1,655,984	49,100
	Evercore Inc. Class A	505,460	45,997
	PS Business Parks Inc.	281,735	44,184
	Paramount Group Inc.	3,091,446	43,868
*	Green Dot Corp. Class A	699,370	42,417
	CenterState Bank Corp.	1,734,713	41,303
*	Texas Capital Bancshares Inc.	738,754	40,329
*,^	LendingTree Inc.	113,015	39,732
	Home BancShares Inc.	2,251,094	39,552
	Kennedy-Wilson Holdings Inc.	1,799,005	38,481
	Colony Capital Inc.	6,845,368	36,417
	QTS Realty Trust Inc. Class A	808,118	36,357
	Terreno Realty Corp.	853,899	35,898
	Simmons First National Corp. Class A	1,290,190	31,584
	CareTrust REIT Inc.	1,305,770	30,633
	Sterling Bancorp	1,612,892	30,048
	Retail Opportunity Investments Corp.	1,677,046	29,080
	Moelis & Co. Class A	672,164	27,969
	Uniti Group Inc.	2,497,650	27,949
*	Zillow Group Inc. Class A	815,966	27,906
	LegacyTexas Financial Group Inc.	713,856	26,691
	HFF Inc. Class A	545,635	26,054
	Sabra Health Care REIT Inc.	1,312,017	25,545
	Independent Bank Group Inc.	481,794	24,711
*	Eagle Bancorp Inc.	480,145	24,103
	Towne Bank	952,846	23,583
	Pacific Premier Bancorp Inc.	872,579	23,149
	Ameris Bancorp	663,694	22,798
	ServisFirst Bancshares Inc.	667,062	22,520
	Virtu Financial Inc. Class A	935,247	22,212
*	Axos Financial Inc.	764,372	22,136
*,^	Redfin Corp.	996,390	20,197
	Kite Realty Group Trust	1,232,569	19,709
	Newmark Group Inc. Class A	2,041,192	17,023
	Kearny Financial Corp.	1,230,697	15,839
*	Marcus & Millichap Inc.	341,906	13,926
	TFS Financial Corp.	821,232	13,526
	WisdomTree Investments Inc.	1,908,145	13,471
*	Focus Financial Partners Inc. Class A	370,436	13,202
	Cohen & Steers Inc.	308,649	13,047
	American Assets Trust Inc.	278,892	12,790
	National Bank Holdings Corp. Class A	384,082	12,775
	Houlihan Lokey Inc. Class A	252,662	11,585
	Hamilton Lane Inc. Class A	259,419	11,305
	Alexander's Inc.	29,821	11,218
*	LendingClub Corp.	2,997,658	9,263
*	St. Joe Co.	496,012	8,179
	New Senior Investment Group Inc.	1,209,506	6,592
	Front Yard Residential Corp.	698,608	6,476

	RMR Group Inc. Class A	101,127	6,167
*	Third Point Reinsurance Ltd.	553,288	5,743
*	On Deck Capital Inc.	411,592	2,231
	GAMCO Investors Inc. Class A	91,949	1,885
*	Forestar Group Inc.	76,625	1,325
	Corporate Office Properties Trust	240	6
	Urban Edge Properties	239	4
			4,041,241
Health Care (20.1%)
*	Exact Sciences Corp.	1,850,893	160,324
*	Ionis Pharmaceuticals Inc.	1,822,013	147,893
*,^	Bluebird Bio Inc.	809,408	127,344
	West Pharmaceutical Services Inc.	1,090,815	120,208
*	Sarepta Therapeutics Inc.	994,214	118,500
*	Neurocrine Biosciences Inc.	1,337,763	117,857
	Bio-Techne Corp.	555,976	110,389
*	Exelixis Inc.	4,402,474	104,779
*	Masimo Corp.	702,106	97,087
*	Bio-Rad Laboratories Inc. Class A	311,348	95,173
*	PRA Health Sciences Inc.	861,813	95,049
*	Catalent Inc.	2,146,786	87,138
*	Insulet Corp.	871,025	82,826
	STERIS plc	621,502	79,571
*	Array BioPharma Inc.	3,217,760	78,449
	Chemed Corp.	236,428	75,674
*	Horizon Pharma plc	2,670,201	70,573
*	ICU Medical Inc.	286,809	68,642
*	Penumbra Inc.	455,926	67,026
*	HealthEquity Inc.	870,336	64,387
*	Syneos Health Inc.	1,212,540	62,761
*	Molina Healthcare Inc.	435,721	61,855
*	FibroGen Inc.	1,122,920	61,031
*	Wright Medical Group NV	1,836,567	57,760
*	Amedisys Inc.	468,304	57,723
	Bruker Corp.	1,494,297	57,441
*	Integra LifeSciences Holdings Corp.	1,000,471	55,746
*	Globus Medical Inc.	1,116,273	55,155
*	Ultragenyx Pharmaceutical Inc.	785,988	54,516
*,^	Teladoc Health Inc.	977,991	54,376
*	Spark Therapeutics Inc.	472,391	53,796
*	Blueprint Medicines Corp.	671,239	53,733
*	Novocure Ltd.	1,092,461	52,624
	Hill-Rom Holdings Inc.	492,430	52,129
*	Charles River Laboratories International Inc.	354,001	51,419
*,^	Agios Pharmaceuticals Inc.	728,781	49,149
*	LHC Group Inc.	437,745	48,528
*	Tandem Diabetes Care Inc.	758,096	48,139
*	Merit Medical Systems Inc.	764,787	47,287
*	Immunomedics Inc.	2,371,545	45,557
*	Omnicell Inc.	552,753	44,685
*	Amicus Therapeutics Inc.	3,198,800	43,504
*	NuVasive Inc.	758,184	43,057
*	Alkermes plc	1,145,196	41,788
*	Neogen Corp.	726,363	41,686
*	Global Blood Therapeutics Inc.	774,550	40,997
*,^	ACADIA Pharmaceuticals Inc.	1,476,165	39,635
*	Glaukos Corp.	502,492	39,380

*,^ Acadia Healthcare Co. Inc.		1,296,201	37,992
	Ensign Group Inc.	735,155	37,633
*,^ Ligand Pharmaceuticals Inc.		296,507	37,274
*	Intercept Pharmaceuticals Inc.	326,539	36,527
*	HMS Holdings Corp.	1,232,056	36,481
^	Healthcare Services Group Inc.	1,083,557	35,747
	Cantel Medical Corp.	520,698	34,829
*	Repligen Corp.	579,522	34,238
*	Insmed Inc.	1,131,863	32,903
*	Haemonetics Corp.	374,501	32,761
*	Arena Pharmaceuticals Inc.	725,410	32,520
*	Quidel Corp.	492,225	32,226
*,^ Portola Pharmaceuticals Inc.		926,662	32,155
*	Emergent BioSolutions Inc.	635,801	32,121
*	Halozyme Therapeutics Inc.	1,916,101	30,849
*	PTC Therapeutics Inc.	799,573	30,096
*	Acceleron Pharma Inc.	643,153	29,952
*	MyoKardia Inc.	564,351	29,341
*	Ironwood Pharmaceuticals Inc. Class A	2,153,287	29,134
*	BioTelemetry Inc.	464,543	29,090
*,^ Medicines Co.		976,086	27,282
*	REGENXBIO Inc.	473,616	27,143
*	Inogen Inc.	268,627	25,619
*	Supernus Pharmaceuticals Inc.	728,918	25,541
*	Heron Therapeutics Inc.	1,030,859	25,194
*	Nevro Corp.	401,425	25,093
*	Genomic Health Inc.	344,695	24,146
*	iRhythm Technologies Inc.	319,475	23,948
*	Medpace Holdings Inc.	392,111	23,123
*	Amneal Pharmaceuticals Inc.	1,603,494	22,722
*	WageWorks Inc.	581,817	21,969
*	Pacira Pharmaceuticals Inc.	573,480	21,827
*	Xencor Inc.	701,710	21,795
*	Momenta Pharmaceuticals Inc.	1,448,890	21,052
*	Cambrex Corp.	493,553	19,175
*	Puma Biotechnology Inc.	475,880	18,459
*	Clovis Oncology Inc.	735,244	18,249
*	Corcept Therapeutics Inc.	1,525,964	17,915
*	Editas Medicine Inc.	629,885	15,401
*	Spectrum Pharmaceuticals Inc.	1,405,815	15,028
*	Natera Inc.	725,990	14,970
*	Orthofix Medical Inc.	263,831	14,883
*,^ Guardant Health Inc.		188,376	14,448
	Luminex Corp.	621,719	14,306
*	Theravance Biopharma Inc.	609,853	13,825
*	Alder Biopharmaceuticals Inc.	1,011,671	13,809
*	Innoviva Inc.	961,572	13,491
*	Radius Health Inc.	664,814	13,256
*	Epizyme Inc.	1,044,038	12,936
*,^ Aimmune Therapeutics Inc.		560,450	12,526
*	Allakos Inc.	309,070	12,517
*,^ OPKO Health Inc.		4,734,705	12,358
*	Tivity Health Inc.	693,528	12,178
*	Atara Biotherapeutics Inc.	282,909	11,246
*	STAAR Surgical Co.	322,044	11,011
	Meridian Bioscience Inc.	623,758	10,984
*	HealthStream Inc.	376,225	10,557

*	Tricida Inc.	247,134	9,544
*	Varex Imaging Corp.	278,076	9,421
*	Acorda Therapeutics Inc.	691,604	9,191
*	CorVel Corp.	135,530	8,842
*	Intellia Therapeutics Inc.	449,786	7,682
*	Sangamo Therapeutics Inc.	756,166	7,214
*,^ Esperion Therapeutics Inc.		178,863	7,181
*,^ TherapeuticsMD Inc.		1,379,411	6,718
*	AMAG Pharmaceuticals Inc.	508,114	6,544
*	Natus Medical Inc.	237,738	6,034
*	Achillion Pharmaceuticals Inc.	1,954,934	5,787
*,^ Akcea Therapeutics Inc.		199,275	5,645
*,^ Rubius Therapeutics Inc.		287,636	5,206
*,^ Allogene Therapeutics Inc.		179,994	5,204
*	Gossamer Bio Inc.	231,536	5,017
*,^ ZIOPHARM Oncology Inc.		1,135,862	4,373
*,^ Intrexon Corp.		705,199	3,709
*,^ Lexicon Pharmaceuticals Inc.		626,433	3,483
*	Five Prime Therapeutics Inc.	248,183	3,326
*	Accuray Inc.	621,869	2,966
*	Alector Inc.	150,510	2,818
*,^ Insys Therapeutics Inc.		444,310	2,053
*,^ Moderna Inc.		30,805	627
*	DexCom Inc.	194	23
*	Surgery Partners Inc.	39	—
§	Wright Medical Group Inc. CVR	165,303	—
			4,836,805
Industrials (19.3%)
*	Zebra Technologies Corp.	792,868	166,130
	Lennox International Inc.	557,688	147,453
*	WEX Inc.	634,773	121,870
	Graco Inc.	2,426,876	120,179
*	Teledyne Technologies Inc.	504,527	119,578
*	HD Supply Holdings Inc.	2,623,337	113,722
*	Fair Isaac Corp.	406,365	110,381
*	Berry Global Group Inc.	1,918,292	103,338
*	Euronet Worldwide Inc.	720,876	102,790
	Toro Co.	1,480,319	101,905
	Nordson Corp.	757,493	100,383
^	Universal Display Corp.	624,116	95,396
	HEICO Corp. Class A	1,039,151	87,351
	Hexcel Corp.	1,245,049	86,108
	National Instruments Corp.	1,850,121	82,071
	Jack Henry & Associates Inc.	568,371	78,856
	Genpact Ltd.	2,231,516	78,505
	Woodward Inc.	820,346	77,843
	BWX Technologies Inc.	1,449,640	71,873
	Insperity Inc.	570,916	70,599
	Watsco Inc.	471,629	67,542
	MAXIMUS Inc.	940,039	66,724
	Landstar System Inc.	606,369	66,331
	Littelfuse Inc.	350,892	64,031
	Cognex Corp.	1,191,442	60,597
	Knight-Swift Transportation Holdings Inc.	1,794,100	58,631
	HEICO Corp.	602,074	57,119
	AO Smith Corp.	1,041,719	55,544
	Eagle Materials Inc.	640,517	53,996

USG Corp.	1,234,375	53,448
Air Lease Corp. Class A	1,548,085	53,177
* Trex Co. Inc.	863,721	53,136
* Clean Harbors Inc.	740,053	52,936
* Gardner Denver Holdings Inc.	1,899,503	52,825
* Coherent Inc.	357,213	50,624
FLIR Systems Inc.	1,020,744	48,567
* Allegheny Technologies Inc.	1,845,870	47,199
* Axon Enterprise Inc.	863,458	46,981
* ASGN Inc.	731,802	46,462
* RBC Bearings Inc.	364,292	46,327
Exponent Inc.	763,162	44,050
* Mercury Systems Inc.	675,869	43,310
* Rogers Corp.	270,712	43,011
John Bean Technologies Corp.	464,049	42,641
* Paylocity Holding Corp.	465,960	41,559
* Novanta Inc.	486,764	41,243
* Proto Labs Inc.	377,569	39,698
* TriNet Group Inc.	617,963	36,917
* Aerojet Rocketdyne Holdings Inc.	1,035,871	36,804
Simpson Manufacturing Co. Inc.	607,227	35,990
* SiteOne Landscape Supply Inc.	600,324	34,308
* TopBuild Corp.	519,405	33,668
* II-VI Inc.	884,286	32,931
* AMN Healthcare Services Inc.	688,360	32,415
* Kirby Corp.	417,644	31,369
Albany International Corp.	426,068	30,502
Covanta Holding Corp.	1,731,616	29,974
Franklin Electric Co. Inc.	583,053	29,788
* Advanced Disposal Services Inc.	1,040,427	29,132
* ExlService Holdings Inc.	477,527	28,661
Armstrong World Industries Inc.	345,602	27,448
Forward Air Corp.	422,632	27,357
AAON Inc.	573,299	26,475
* Livent Corp.	2,144,135	26,330
* Summit Materials Inc. Class A	1,639,815	26,024
* Cimpress NV	316,964	25,398
Cubic Corp.	433,054	24,355
Badger Meter Inc.	427,212	23,770
Mueller Water Products Inc. Class A	2,319,025	23,283
* Saia Inc.	377,252	23,050
* Itron Inc.	491,752	22,940
* Builders FirstSource Inc.	1,684,087	22,466
* Aerovironment Inc.	316,167	21,629
Raven Industries Inc.	527,488	20,240
* Dycom Industries Inc.	436,652	20,060
Sun Hydraulics Corp.	422,292	19,641
EnPro Industries Inc.	304,434	19,621
* Ambarella Inc.	447,092	19,314
* Air Transport Services Group Inc.	822,914	18,968
* Masonite International Corp.	379,004	18,908
Tennant Co.	252,367	15,669
AZZ Inc.	382,573	15,659
* Installed Building Products Inc.	319,223	15,482
Lindsay Corp.	158,156	15,308
Granite Construction Inc.	342,627	14,784
Apogee Enterprises Inc.	379,007	14,209

	Comfort Systems USA Inc.	270,565	14,175
	Advanced Drainage Systems Inc.	545,802	14,065
*	Continental Building Products Inc.	538,361	13,346
*,^ Inovalon Holdings Inc. Class A		1,012,629	12,587
*	Evolent Health Inc. Class A	989,729	12,451
*	Thermon Group Holdings Inc.	478,055	11,717
	Heartland Express Inc.	601,250	11,592
*	FARO Technologies Inc.	253,883	11,148
	GrafTech International Ltd.	860,728	11,009
	Schneider National Inc. Class B	518,280	10,910
*	Fabrinet	198,874	10,413
*	Evo Payments Inc. Class A	356,829	10,366
*	GreenSky Inc. Class A	799,546	10,346
*	SEACOR Holdings Inc.	238,972	10,104
	Gorman-Rupp Co.	295,915	10,043
*	JELD-WEN Holding Inc.	497,407	8,784
*	Verra Mobility Corp.	694,271	8,262
	Quanex Building Products Corp.	491,452	7,809
	Methode Electronics Inc.	261,564	7,528
*	Veeco Instruments Inc.	692,936	7,511
*	MACOM Technology Solutions Holdings Inc.	337,149	5,634
*	Astronics Corp.	161,179	5,274
*	Vicor Corp.	138,157	4,286
*	Mistras Group Inc.	253,630	3,503
	REV Group Inc.	184,091	2,016
*	Armstrong Flooring Inc.	77,888	1,059
*	InnerWorkings Inc.	248,496	900
*	Keysight Technologies Inc.	206	18
			4,641,743
Oil & Gas (3.3%)
*	WPX Energy Inc.	6,174,658	80,950
*	Parsley Energy Inc. Class A	3,909,277	75,449
*	Transocean Ltd.	8,509,200	74,115
*	Apergy Corp.	1,135,163	46,610
	Core Laboratories NV	650,512	44,840
	Helmerich & Payne Inc.	762,975	42,391
	Patterson-UTI Energy Inc.	2,979,447	41,772
*	Chart Industries Inc.	458,138	41,471
*	PDC Energy Inc.	970,312	39,472
*	Antero Resources Corp.	3,400,205	30,024
*	Matador Resources Co.	1,537,576	29,721
*	Callon Petroleum Co.	3,342,451	25,235
*	Cactus Inc. Class A	680,058	24,210
*	Centennial Resource Development Inc. Class A	2,716,037	23,874
*	Magnolia Oil & Gas Corp.	1,606,053	19,273
*	SRC Energy Inc.	3,563,690	18,246
*,^ Tellurian Inc.		1,403,277	15,717
*	Carrizo Oil & Gas Inc.	1,206,521	15,045
*	ProPetro Holding Corp.	630,644	14,215
*	Oasis Petroleum Inc.	2,329,632	14,071
*	Newpark Resources Inc.	1,252,296	11,471
*	Weatherford International plc	14,574,138	10,173
*,^ Jagged Peak Energy Inc.		790,042	8,272
^	Liberty Oilfield Services Inc. Class A	521,276	8,022
*	Extraction Oil & Gas Inc.	1,637,947	6,928
*	Keane Group Inc.	623,596	6,791
*	C&J Energy Services Inc.	411,457	6,386

*	FTS International Inc.	487,028	4,870
^	RPC Inc.	393,252	4,487
*	Forum Energy Technologies Inc.	820,882	4,195
*	Laredo Petroleum Inc.	1,290,461	3,987
*	Exterran Corp.	231,192	3,895
*	Roan Resources Inc.	281,500	1,720
*,^ Covia Holdings Corp.		293,205	1,639
*	NCS Multistage Holdings Inc.	4,624	24
*	Gulfport Energy Corp.	325	3
*	Montage Resources Corp.	1	—
			799,564
Other (0.0%)2
*,§ NewStar Financial Inc. CVR		323,987	84
*,§ Media General Inc. CVR		1,362,047	53
*,§ Clinical Data CVR		132,154	—
			137
Technology (19.3%)
*	PTC Inc.	1,571,402	144,852
*	Ultimate Software Group Inc.	437,862	144,551
*	Zendesk Inc.	1,595,704	135,635
*	Tableau Software Inc. Class A	1,053,138	134,043
*	Paycom Software Inc.	689,619	130,428
*	EPAM Systems Inc.	756,027	127,867
*	Guidewire Software Inc.	1,193,442	115,955
*	Okta Inc.	1,376,901	113,911
*	Tyler Technologies Inc.	535,255	109,406
*	Aspen Technology Inc.	1,025,117	106,879
*	RingCentral Inc. Class A	959,993	103,487
*	Proofpoint Inc.	813,576	98,793
*	HubSpot Inc.	580,616	96,504
*	Cree Inc.	1,519,807	86,963
*	Ciena Corp.	2,302,547	85,977
*	Coupa Software Inc.	875,864	79,686
*	Nutanix Inc.	2,035,469	76,819
	Monolithic Power Systems Inc.	563,553	76,356
*	DocuSign Inc. Class A	1,460,316	75,703
	MKS Instruments Inc.	795,850	74,054
*	RealPage Inc.	1,176,181	71,382
	Entegris Inc.	1,988,534	70,971
*	New Relic Inc.	718,994	70,965
*	Pure Storage Inc. Class A	3,193,250	69,581
*,^ ViaSat Inc.		846,274	65,586
*,^ MongoDB Inc.		443,050	65,137
*	Lumentum Holdings Inc.	1,117,450	63,181
*	Medidata Solutions Inc.	855,807	62,679
	LogMeIn Inc.	749,511	60,036
	j2 Global Inc.	690,241	59,775
*	2U Inc.	807,888	57,239
	Blackbaud Inc.	713,053	56,852
*	ACI Worldwide Inc.	1,617,465	53,166
*	Manhattan Associates Inc.	954,517	52,603
*	Silicon Laboratories Inc.	632,580	51,150
*	Zscaler Inc.	717,952	50,924
*	Ellie Mae Inc.	513,003	50,628
*	Integrated Device Technology Inc.	950,582	46,569
*	FireEye Inc.	2,747,985	46,139

*	Alteryx Inc. Class A	524,860	44,020
*	Five9 Inc.	819,638	43,301
*	Cornerstone OnDemand Inc.	774,148	42,408
*	Ceridian HCM Holding Inc.	824,275	42,285
*	Envestnet Inc.	637,580	41,691
*	Qualys Inc.	491,401	40,659
*	Q2 Holdings Inc.	575,657	39,870
*	CommVault Systems Inc.	606,399	39,258
	Pegasystems Inc.	575,722	37,422
*	Box Inc.	1,895,832	36,609
*	Cloudera Inc.	3,313,222	36,247
*	Alarm.com Holdings Inc.	528,531	34,302
*	SailPoint Technologies Holding Inc.	1,159,818	33,310
	Cogent Communications Holdings Inc.	612,139	33,209
*	Bottomline Technologies DE Inc.	634,044	31,759
	InterDigital Inc.	479,182	31,616
^	Ubiquiti Networks Inc.	207,070	31,000
*	Rapid7 Inc.	590,461	29,883
	Brooks Automation Inc.	989,707	29,028
	Power Integrations Inc.	402,991	28,185
*	Advanced Energy Industries Inc.	565,069	28,073
*	Blackline Inc.	605,013	28,024
*	Acacia Communications Inc.	475,083	27,246
*	Inphi Corp.	615,172	26,908
*	Semtech Corp.	482,858	24,582
*	Varonis Systems Inc.	411,583	24,543
*	Allscripts Healthcare Solutions Inc.	2,566,283	24,482
*	LivePerson Inc.	837,705	24,310
	Cabot Microelectronics Corp.	212,487	23,790
*	MaxLinear Inc.	923,433	23,575
	Plantronics Inc.	492,662	22,717
*	Lattice Semiconductor Corp.	1,896,767	22,628
*	Diodes Inc.	607,607	21,084
*	Benefitfocus Inc.	398,983	19,758
*	Cision Ltd.	1,304,647	17,965
*	Appfolio Inc.	223,849	17,774
*,^ 3D Systems Corp.		1,592,887	17,139
*	MicroStrategy Inc. Class A	114,949	16,581
*	Altair Engineering Inc. Class A	446,718	16,444
*	Smartsheet Inc. Class A	402,460	16,416
	Ebix Inc.	321,343	15,865
	NIC Inc.	928,171	15,862
*	Everbridge Inc.	210,788	15,811
*	Cray Inc.	597,259	15,559
	Shutterstock Inc.	282,341	13,166
*	Infinera Corp.	2,557,167	11,098
*	Anaplan Inc.	277,463	10,921
*	Tenable Holdings Inc.	340,984	10,796
*	Virtusa Corp.	196,404	10,498
*	Yext Inc.	477,014	10,428
*	FormFactor Inc.	548,704	8,829
*	CEVA Inc.	318,598	8,589
*	nLight Inc.	375,736	8,371
*	Carbon Black Inc.	548,320	7,649
	Forrester Research Inc.	149,182	7,213
*	Endurance International Group Holdings Inc.	960,312	6,962
*	Loral Space & Communications Inc.	187,678	6,766

	Switch Inc.			649,534	6,697
*	Castlight Health Inc. Class B			1,193,321	4,475
	*,^ Gogo Inc.			850,738	3,820
*	WideOpenWest Inc.			368,043	3,349
*	MobileIron Inc.			561,959	3,074
	*,^ Eventbrite Inc. Class A			160,237	3,072
	*,^ SecureWorks Corp. Class A			103,017	1,895
*	Twilio Inc. Class A			206	27
*	Elastic NV			16	1
					4,623,326
	Telecommunications (0.3%)
	Shenandoah Telecommunications Co.			690,995	30,653
	*,^ GTT Communications Inc.			642,435	22,292
*	Intelsat SA			557,213	8,726
	ATN International Inc.			150,338	8,478
*	Cincinnati Bell Inc.			748,405	7,140
	*,^ Globalstar Inc.			8,419,206	3,620
					80,909
	Utilities (0.9%)
	NRG Energy Inc.			2,028,088	86,153
	Ormat Technologies Inc.			595,101	32,820
	Pattern Energy Group Inc. Class A			1,440,652	31,694
*	Sunrun Inc.			1,395,761	19,624
	TerraForm Power Inc. Class A			1,074,485	14,764
*	Evoqua Water Technologies Corp.			1,014,100	12,757
	*,^ Bloom Energy Corp. Class A			241,276	3,117
	*,^ Vivint Solar Inc.			312,170	1,552
					202,481
	Total Common Stocks (Cost $18,351,153)				24,001,705
		Coupon
	Temporary Cash Investments (2.1%)1
	Money Market Fund (2.1%)
	3,4 Vanguard Market Liquidity Fund	2.554%		4,930,798	493,178

				Face
			Maturity	Amount
			Date	($000)
	U.S. Government and Agency Obligations (0.0%)
	United States Treasury Bill	2.479%	5/9/19	3,000	2,992
5	United States Treasury Bill	2.406%	6/20/19	1,200	1,194
					4,186
	Total Temporary Cash Investments (Cost $497,249)				497,364
	Total Investments (102.0%) (Cost $18,848,402)				24,499,069
	Other Assets and Liabilities-Net (-2.0%)4				(477,594)
	Net Assets (100%)				24,021,475

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $443,639,000.
§ Security value determined using significant unobservable inputs.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts and swap contracts. After giving effect to futures and swap investments, the fund's effective common stock and temporary cash investment positions represent 100.2% and 1.8%, respectively, of net assets.
2 “Other” represents securities that are not classified by the fund's benchmark index.
3 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.

4 Includes $461,025,000 of collateral received for securities on loan, of which $459,553,000 is held in Vanguard
Market Liquidity Fund and $1,472,000 is held in cash.
5 Securities with a value of $806,000 have been segregated as initial margin for open futures contracts.
CVR—Contingent Value Rights.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
				($000)
				Value and
		Number of		Unrealized
		Long (Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
E-mini Russell 2000 Index	June 2019	684	52,798	(35)
E-mini S&P Mid-Cap 400 Index	June 2019	40	7,604	146
				111

Over-the-Counter Total Return Swaps
				Floating
				Interest	Value and	Value and
			Notional	Rate	Unrealized	Unrealized
	Termination		Amount	Received	Appreciation	(Depreciation)
Reference Entity	Date	Counterparty	($000)	(Paid)[1]	($000)	($000)
VICI Properties Inc.	2/4/20	GSI	10,770	(3.112%)	304	—
1 Payment received/paid monthly.
GSI—Goldman Sachs International.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock
Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

B. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs.
The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the

Small-Cap Growth Index Fund

fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Schedule of Investments.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

C. Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks in the fund's target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.

The notional amounts of swap contracts are not recorded in the Schedule of Investments. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as unrealized appreciation (depreciation) until termination of the swap, at which time realized gain (loss) is recorded.

A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund's maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination.
The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

D. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Small-Cap Growth Index Fund

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted
on the Schedule of Investments.

The following table summarizes the market value of the fund's investments as of March 31, 2019, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	24,001,568	—	137
Temporary Cash Investments	493,178	4,186	—
Futures Contracts—Assets[1]	24	—	—
Futures Contracts—Liabilities[1]	(7)	—	—
Swap Contracts—Assets	—	304	—
Total	24,494,763	4,490	137
1 Represents variation margin on the last day of the reporting period.